Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	14.07%	14.67%
Gross carrying amount	$ 169,352	$ 147,590
Impairment loss allowance	(23,834)	(21,650)
Total	$ 145,518	$ 125,940
Current (not past due) [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	0.39%	0.60%
Gross carrying amount	$ 124,219	$ 98,776
Impairment loss allowance	(483)	(591)
Total	$ 123,736	$ 98,185
1-30 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	3.42%	2.11%
Gross carrying amount	$ 11,816	$ 11,265
Impairment loss allowance	(404)	(238)
Total	$ 11,412	$ 11,027
31-60 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	4.50%	2.35%
Gross carrying amount	$ 3,864	$ 3,147
Impairment loss allowance	(174)	(74)
Total	$ 3,690	$ 3,073
61-90 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	14.25%	3.38%
Gross carrying amount	$ 1,958	$ 1,981
Impairment loss allowance	(279)	(67)
Total	$ 1,679	$ 1,914
91-120 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	19.89%	3.26%
Gross carrying amount	$ 890	$ 1,843
Impairment loss allowance	(177)	(60)
Total	$ 713	$ 1,783
More than 120 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	83.88%	67.43%
Gross carrying amount	$ 26,605	$ 30,578
Impairment loss allowance	(22,317)	(20,620)
Total	$ 4,288	$ 9,958